Interest and Other, Net	12 Months Ended
Dec. 31, 2013
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Interest and Other, Net

24. Interest and Other, Net

Interest and other income of EUR 9.2 million (2012: EUR 16.6 million and 2011: EUR 41.2 million) mainly relates to interest income on deposits, short-term investments, money market funds, bank accounts and on finance receivables.

Interest and other expense of EUR 33.6 million (2012: EUR 22.8 million and 2011: EUR 33.8 million) mainly consists of net interest expense on our Eurobonds and related interest rate swaps, interest on lease obligations and amortized financing costs of in total EUR 16.2 million (2012: EUR 10.8 million and 2011: EUR 14.2 million), and EUR 8.9 million loss on the partial extinguishment of our EUR 600 million 5.75 percent senior notes due 2017 (2012 and 2011: EUR nil million).

Interest on cash pools is reported on a gross basis in the Consolidated Statements of Operations under both interest income and interest expense. From an economic and legal perspective, the interest on cash pools of EUR 1.9 million (2012: EUR 4.2 million and 2011: EUR 6.8 million) recorded in interest income nets off against the same amount recorded in interest expense.